Other Non-Current Assets	12 Months Ended
Dec. 31, 2022
Non-current assets
Other Non-Current Assets

NOTE 12: OTHER NON-CURRENT ASSETS

Other non-current assets as of December 31, 2022 and 2021, consist of the following:

	December 31, 2022	December 31, 2021
Prepaid expenses	$13	$13
Deposits in guarantee to free zone	359	176
Other (1)	817	2,684
Total	$1,189	$2,873

(1)	As of December 31, 2021, includes an amount of $1,330, respectively, related to settlement regarding a storage and transshipment contract in the Grain Port Terminal (Note 25).